[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]





October 13, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Jackson National Separate Account I - (Retirement Latitudes) File Nos. 811-08664 and 333-132128

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3835.

Sincerely,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel